Changes in disclosures (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Reconciliation of Changes in Presentation in Prior Years

The following table reconcile the changes in presentation in prior years for comparative effects on the consolidated statement of financial position:

	As previosly reported	Reclasification	2016 (Adjusted)
Current liabilities
Taxes and interest payable	$47,389	$21,094	$68,483
Accrued expenses payable	$80,116	$(35,754)	$44,362
Income tax payable	$22,495	$(21,094)	$1,401

Non-current liabilities
Other long-term liabilities	$72,694	$35,754	$108,448

The following tables discloses both previously reported and as adjusted amounts of the consolidated statements of profit or loss:

2016

(Adjusted)
Operating revenue
Passenger revenue	$2,155,167
Cargo and mail revenue	53,989
Other operating revenue	12,696

2,221,852
Operating expenses
Fuel	528,996
Wages, salaries, benefits and other employees’ expenses	370,190
Passenger servicing	86,329
Airport facilities and handling charges	159,771
Sales and distribution	193,984

Maintenance, materials and repairs	121,781
Depreciation and amortization	159,278
Flight operations	88,188
Aircraft rentals and other rentals	138,885

Cargo and courier expenses	6,099
Other Operating and administrative expenses	92,215

1,945,716

Operating profit	276,136
Non-operating income (expense)
Finance cost	(37,024)
Finance income	13,000
(Loss) Gain on foreign currency fluctuations	13,043
Net change in fair value of derivatives	111,642
Other non-operating expense	(3,982)

96,679

Profit (loss) before taxes	372,815
Income tax expense	(38,271)

Net profit (loss)	$334,544

2016
(Previously reported)
Operating revenue
Passenger revenue	$2,133,186
Cargo, mail and other	88,663

2,221,849
Operating expenses
Aircraft fuel	527,918
Salaries and benefits	293,044
Passenger servicing	259,524

Commissions	83,981
Reservations and sales	99,918
Maintenance, material and repairs	122,873
Depreciation, amortization and impairment	159,278
Flight operations	127,777
Aircraft rentals	120,841
Landing fees and other rentals	55,498

Other	94,584

1,945,236

Operating profit	276,613
Non-operating income (expense)
Finance cost	(37,024)
Finance income	13,000
Exchange rate difference, net	13,043
Mark to market derivative income (expense)	111,642
Other income	2,888
Other expense	(7,347)

96,202

Profit (loss) before taxes	372,815
Income tax expense	(38,271)

Net profit (loss)	$334,544

2015

(Adjusted)
Operating revenue
Passenger revenue	$2,185,465
Cargo and mail revenue	56,738
Other operating revenue	11,507

2,253,710
Operating expenses
Fuel	603,760
Wages, salaries, benefits and other employees’ expenses	373,631
Passenger servicing	84,327
Airport facilities and handling charges	148,078
Sales and distribution	188,961

Maintenance, materials and repairs	111,178
Depreciation and amortization	134,888
Flight operations	86,461
Aircraft rentals and other rentals	142,177

Cargo and courier expenses	6,471
Other Operating and administrative expenses	105,484

1,985,416

Operating profit	268,294
Non-operating income (expense)
Finance cost	(33,155)
Finance income	25,947
(Loss) Gain on foreign currency fluctuations	(440,097)
Net change in fair value of derivatives	(11,572)
Other non-operating expense	(1,632)

(460,509)

Profit (loss) before taxes	(192,215)
Income tax expense	(32,759)

Net profit (loss)	$(224,974)

2015
(Previously reported)
Operating revenue
Passenger revenue	$2,166,727
Cargo, mail and other	83,335

2,250,062
Operating expenses
Aircraft fuel	602,777
Salaries and benefits	289,512
Passenger servicing	258,302

Commissions	88,557
Reservations and sales	88,051
Maintenance, material and repairs	111,181
Depreciation, amortization and impairment	134,888
Flight operations	130,930
Aircraft rentals	122,217
Landing fees and other rentals	56,703

Other	100,856

1,983,974

Operating profit	266,088
Non-operating income (expense)
Finance cost	(33,155)
Finance income	25,947
Exchange rate difference, net	(440,097)
Mark to market derivative income (expense)	(11,572)
Other income	7,025
Other expense	(6,451)

(458,303)

Profit (loss) before taxes	(192,215)
Income tax expense	(32,759)

Net profit (loss)	$(224,974)